Operating Income by Segment Group (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Operating income	$ 26,764	$ 21,763	$ 27,161
Segment Groups | Devices and Consumer
Segment Reporting Information [Line Items]
Operating income	9,421	6,051	12,582
Segment Groups | Commercial
Segment Reporting Information [Line Items]
Operating income	21,132	19,978	17,695
Corporate and Other
Segment Reporting Information [Line Items]
Operating income	$ (3,789)	$ (4,266)	$ (3,116)